Results from discontinued operations (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		$ 121,256	$ 110,741	$ 93,266
Costs		(83,971)	(75,384)	(62,078)
General and administrative expenses		(12,267)	(12,152)	(10,876)
Other financial results		1,439	971	1,078
Financial results, net		(42,710)	(15,272)	(47,390)
Income tax		(8,107)	(780)	9,964
Profit for the period from discontinued operations		18,085	7,140	36,441
Discontinued Operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	[1]	21,921	26,148	175,194
Costs		(17,950)	(17,336)	(127,564)
Gross profit		3,971	8,812	47,630
Net gain from fair value adjustment of investment properties			3,990	5,529
General and administrative expenses		1,198	1,212	3,299
Selling expenses		977	1,049	32,990
Other operating results, net		17,554	250	24,894
Profit from operations		19,350	10,791	41,764
Share of profit of associates and joint ventures		150	289	320
Profit before financial results and income tax		(19,500)	(11,080)	(42,084)
Financial income		191	460	466
Finance costs		1,720	2,651	2,901
Other financial results		(115)	24	102
Financial results, net		(1,414)	(2,215)	(2,537)
Profit before income tax		18,086	8,865	39,547
Income tax		1	1,725	3,106
Profit for the period from discontinued operations		18,085	7,140	36,441
Profit for the period from discontinued operations attributable to:
Equity holders of the parent		6,297	1,538	15,598
Non-controlling interest		$ 11,788	$ 5,602	$ 20,843
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic		$ 12.80	$ 3.15	$ 31.40
Diluted		$ 12.29	$ 3.02	$ 30.21

[1]	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(p).